Employee benefit expenses - Average number of people employed (Details) - employee	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Average number of people employed
Average number of employees	983	992	940
Number of temporary staff during Matchdays	945	3,593	3,340
Football - men's and women's players
Average number of people employed
Average number of employees	118	115	104
Football - technical and coaching
Average number of people employed
Average number of employees	176	176	163
Commercial
Average number of people employed
Average number of employees	131	129	114
Media
Average number of people employed
Average number of employees	90	88	85
Administration and other
Average number of people employed
Average number of employees	468	484	474